Employee Benefits - Summary of Sensitivity Analysis on Defined Benefit Obligation of Defined Benefit Pension Plans (Detail) ₱ in Millions	Dec. 31, 2017 PHP (₱)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Percentage of decrease in defined benefit obligation	(20.00%)
Actuarial assumption of discount rates [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ (2,262)
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ 2,638
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial assumption of discount rates [Member] | Defined Contribution Plans [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 11
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (6)
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial assumption of expected rates of salary increases [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 2,606
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (2,288)
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial assumption of expected rates of salary increases [Member] | Defined Contribution Plans [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 11
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (6)
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)